SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss related to acquired intangible assets				$ 0	$ 1,135	$ 0
Allowance for doubtful accounts				1,457	206
Impairment loss from short-term investments				$ 1,949
Lease term				4 years
Goodwill impairment				$ 0	0	0
Impairment equity securities				7,260	0	2,000
Impairment losses on equity method investments				0	313	0
Unrealized (losses) / gains on available-for-sale investments				(221)	2,222	6,383
Impairment losses on long-term investments				$ 920	0	0
Value added tax rate	13.00%	16.00%	17.00%	6.00%
Advertising expenses				$ 21,269	13,775	25,647
Government subsidy recognized as income				53	13	6,101
Government subsidy, cost of revenue				1,188	2,799	7,960
Government subsidies other current liabilities				22,078	22,818
Government subsidies other non-current liabilities				67	270
Cash and cash equivalents				91,069	133,669	128,550
Foreign currency translation adjustment				25,140	13,620	28,586
U.S. Dollar Denominated
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				63,001	56,796
RMB
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				39,348	71,438
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Transaction gains				$ 3,247	$ 4,908	$ 1,796
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				20.00%
Product warranty term for one customer				12 months
Minimum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				5 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				100.00%
Product warranty term for one customer				36 months
Maximum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				10 years